Leases - Schedule of maturity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities (related to assets held for sale)	$ 985	$ 1,585
Current	0	600
Non-current	0	925
Less than one year [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities (related to assets held for sale)	618	600
One to five years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities (related to assets held for sale)	$ 367	$ 985